Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)		Jan. 01, 2022 GBP (£)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	£ 450,720	£ 454,899	[1]
Other	84,218	78,978
Financial assets at fair value through profit or loss	191,525	180,769	[1]	£ 206,971
Financial liabilities at fair value through profit or loss	23,777	17,755	[1]	£ 23,123
Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	4,954	5,159
Total financial liabilities carried at fair value	23,777	17,755
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total financial liabilities carried at fair value	46	45
Carrying value | Level 3 | Financial liabilities carried at fair value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total financial liabilities carried at fair value	584	653
Carrying value | Financial assets carried at fair value | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total financial assets carried at fair value	12,213	12,199
Carrying value | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	46	45
Carrying value | Favourable changes | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	1	1
Carrying value | Unfavourable changes | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	(1)	(1)
Interest rate volatility | Carrying value | Option pricing model | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	538	608
Interest rate volatility | Carrying value | Favourable changes | Option pricing model | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	9	0
Interest rate volatility | Carrying value | Unfavourable changes | Option pricing model | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	£ (13)	£ 0
Minimum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.15	0.17
Maximum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	1.90	1.05
Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total financial assets carried at fair value	£ 191,525	£ 180,769
Financial assets at fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total financial assets carried at fair value	11,414	11,304
Financial assets at fair value through profit or loss | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	325	356
Financial assets at fair value through profit or loss | Favourable changes | Underlying asset/net asset value (incl. property prices)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	80	81
Financial assets at fair value through profit or loss | Favourable changes | Underlying asset/net asset value (incl. property prices) | Broker Quotes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unlisted equities, debt securities and property partnerships in the life funds	0	2
Financial assets at fair value through profit or loss | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	298	(385)
Financial assets at fair value through profit or loss | Unfavourable changes | Underlying asset/net asset value (incl. property prices)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	(106)	(88)
Financial assets at fair value through profit or loss | Unfavourable changes | Underlying asset/net asset value (incl. property prices) | Broker Quotes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unlisted equities, debt securities and property partnerships in the life funds	14	(33)
Financial assets at fair value through profit or loss | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	7,641	7,883
Financial assets at fair value through profit or loss	11,414	11,304
Financial assets at fair value through profit or loss | Carrying value | Underlying asset/net asset value (incl. property prices)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	805	771
Financial assets at fair value through profit or loss | Carrying value | Underlying asset/net asset value (incl. property prices) | Broker Quotes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unlisted equities, debt securities and property partnerships in the life funds	375	581
Financial assets at fair value through profit or loss | Earnings multiple | Favourable changes | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	93	84
Financial assets at fair value through profit or loss | Earnings multiple | Unfavourable changes | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	(93)	(84)
Financial assets at fair value through profit or loss | Earnings multiple | Carrying value | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	2,195	1,907
Financial assets at fair value through profit or loss | Credit spreads | Favourable changes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	14	9
Financial assets at fair value through profit or loss | Credit spreads | Unfavourable changes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	(8)	(9)
Financial assets at fair value through profit or loss | Credit spreads | Carrying value | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	£ 398	£ 162
Financial assets at fair value through profit or loss | Minimum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	(0.0050)	(0.0050)
Financial assets at fair value through profit or loss | Minimum | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets, multiple	1.9	1.9
Financial assets at fair value through profit or loss | Maximum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0272	0.0289
Financial assets at fair value through profit or loss | Maximum | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets, multiple	13.2	15.2
Financial assets at fair value through other comprehensive income | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	£ 292	£ 342
Financial assets at fair value through other comprehensive income | Carrying value | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	18	15
Financial assets at fair value through other comprehensive income | Carrying value | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	(18)	(15)
Derivative financial assets | Interest rate volatility | Favourable changes | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	3	9
Derivative financial assets | Interest rate volatility | Unfavourable changes | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	(7)	(7)
Derivative financial assets | Interest rate volatility | Carrying value | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	£ 507	£ 553

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.